Contingent consideration (Tables)	12 Months Ended
Dec. 31, 2024
Detailed information about contingent consideration [Line Items]
Contingent Consideration
	ANMI	TheraPharm	OptimalTracers	IsoTherapeutics	ARTMS	Total
	A$’000	A$’000	A$’000	A$’000	A$’000	A$’000
Balance at January 1, 2024	90,493	2,178	83	-	-	92,754
Remeasurement of contingent consideration	11,062	-	-	-	-	11,062
Unwind of discount	12,005	295	-	-	2,078	14,378
Charged to profit or loss	23,067	295	-	-	2,078	25,440
Exchange differences	3,895	265	(10)	410	1,519	6,079
Acquisition of businesses	-	-	-	7,662	22,492	30,154
Amounts adjusted to intangible assets	-	1,579	-	-	-	1,579
Payments for contingent consideration	(39,657)	-	(33)	-	-	(39,690)
Balance at December 31, 2024	77,798	4,317	40	8,072	26,089	116,316
Current	77,798	-	40	8,072	-	85,910
Non-current	-	4,317	-	-	26,089	30,406
Total contingent consideration	77,798	4,317	40	8,072	26,089	116,316

Balance at January 1, 2023	62,541	1,690	718	-	-	64,949
Remeasurement of contingent consideration	34,275	-	-	-	-	34,275
Unwind of discount	11,033	278	83	-	-	11,394
Charged to profit or loss	45,308	278	83	-	-	45,669
Exchange differences	410	(279)	(46)	-	-	85
Amounts adjusted to intangible assets	-	489	(672)	-	-	(183)
Payments for contingent consideration	(17,766)	-	-	-	-	(17,766)
Balance at December 31, 2023	90,493	2,178	83	-	-	92,754
Current	37,070	-	83	-	-	37,153
Non-current	53,423	2,178	-	-	-	55,601
Total contingent consideration	90,493	2,178	83	-	-	92,754

ANMI [Member]
Detailed information about contingent consideration [Line Items]
Contingent Consideration Valuation
The following table summarizes the quantitative information about these assumptions, including the impact of sensitivities from reasonably possible changes where applicable:

Contingent consideration valuation

Unobservable input	Methodology	December 31, 2024
Expected sales volumes	This is determined using actual sales volumes for 2024 and forecasting sales volumes for 2025 and beyond for each region.	A 10% increase / decrease in sales volumes across all regions would increase / decrease the contingent consideration by $1,815,000.
Net sales price per unit	This is determined using actual sales prices for 2024 and forecasting sales prices for 2025 and beyond for each region.	A 10% increase / decrease in net sales price per unit across all regions would increase / decrease the contingent consideration by $1,815,000.

TheraPharm [Member]
Detailed information about contingent consideration [Line Items]
Contingent Consideration Valuation
The following table summarizes the quantitative information about these assumptions, including the impact of sensitivities from reasonably possible changes where applicable:

Contingent consideration valuation

Unobservable input	Methodology	December 31, 2024
Risk adjusted post-tax discount rate
The post-tax discount rate used in the valuation has been determined based on required rates of returns of listed companies in the biotechnology industry (having regards to their stage of development, size and risk adjustments).
A 0.5% increase / decrease in the post-tax discount rate would decrease / increase the contingent consideration by $79,000.
Expected sales volumes	This is determined through assumptions on target market population, penetration and growth rates in the United States and Europe.	A 10% increase / decrease in the sales volumes would increase / decrease the contingent consideration by $109,000.
Net sales price per unit	The net sales price per unit is estimated based on comparable products currently in the market.	A 10% increase / decrease in the net sales price per unit would increase / decrease the contingent consideration by $112,000.
Approval for marketing authorization probability success factor	This assumption is based on management’s estimate for achieving regulatory approval and is determined through benchmarking of historic approval rates.	An increase / decrease in the probability of success factor by 10% would increase / decrease the contingent consideration by $1,476,000.

ARTMS [Member]
Detailed information about contingent consideration [Line Items]
Contingent Consideration Valuation
The following table summarizes the quantitative information about these assumptions, including the impact of sensitivities from reasonably possible changes where applicable:

Contingent consideration valuation

Unobservable input	Methodology	December 31, 2024
Risk adjusted post-tax discount rate
The post-tax discount rate used in the valuation has been determined based on required rates of returns of listed companies in the biotechnology industry (having regards to their stage of development, size and risk adjustments).
A 0.5% increase / decrease in the post-tax discount rate would decrease / increase the contingent consideration by $235,000.
Expected sales volumes - ARTMS and Telix products	This is determined through assumptions on target market population, penetration and growth rates in the United States and Europe.	A 10.0% increase / decrease in the sales volumes would increase / decrease the contingent consideration by $1,083,000.
Net sales price per unit	The net sales price per unit is estimated based on comparable products currently in the market.	A 10.0% increase / decrease in the net sales price per unit would increase / decrease the contingent consideration by $1,020,000 across the different royalties.
Milestone achievement probability of success factor	This assumption is based on management’s estimate for achieving the clinical or commercial milestones.	An increase / decrease in the probability of success factor by 10% would increase / decrease the contingent consideration by $2,709,000.